Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid input VAT	1,328	1,330
Prepaid professional expense	447	1,392
Others	180	288
Total	1,955	3,010